REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS	REVENUE FROM CONTRACTS WITH CUSTOMERS
The majority of revenue-generating transactions are excluded from the scope of ASC 606, including revenue generated from financial instruments, such as securities and loans; SBA fees; income on bank owned life insurance contracts; and gains on sales of mortgage loans. Revenue-generating transactions that are within the scope of ASC 606, classified within noninterest income, are described as follows:
Service charges on deposit accounts – represent service fees for monthly activity and maintenance on customer accounts. Attributes can be transaction-based, item-based or time-based. Revenue is recognized when the Company’s performance obligation is completed which is generally monthly for maintenance services or when a transaction is processed. Payment for such performance obligations are generally received at the time the performance obligations are satisfied.
Interchange Income – bank card related fees primarily includes interchange income from client use of consumer and business debit cards. Interchange income is a fee paid by a merchant bank to the card-issuing bank through the interchange network. Interchange fees are set by the credit card associations and are based on cardholder purchase volumes. The Company records interchange income as transactions occur. This income is included in other noninterest income on the consolidated statements of income.
Gains and Losses from the Sale of Foreclosed Assets – the performance obligation in the sale of foreclosed assets typically will be the delivery of control over the asset to the buyer. If the Company is not financing the sale, the transaction price is typically identified in the purchase and sale agreement. However, if the Company provides
NOTE 18.    REVENUE FROM CONTRACTS WITH CUSTOMERS (Continued)
seller financing, the Company must determine a transaction price, depending on if the sale contract is at market terms and taking into account the credit risk inherent in the arrangement.
Other non-interest income primarily includes income on bank owned life insurance contracts, both transaction-based fees and account maintenance fees. Transaction based fees are recognized at the time the transaction is executed as that is the point in time the Company fulfills the customer’s request. Other account maintenance fees are recognized over time, usually on a monthly basis, as the Company’s performance obligation for services is satisfied.